Consolidated statements of comprehensive income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Items that will be subsequently reclassified to net earnings
Income tax relating to cash flow hedges	$ 93	$ 118
Items that will not be reclassified to net earnings
Income tax relating to remeasurements of defined benefit plans	149	(151)
Income tax relating to financial assets measured at fair value through other comprehensive income included in other comprehensive income	(50)	(19)
Income tax relating to changes in fair value of financial liability attributable to change in credit risk liability	$ 5	$ (21)